Other disclosures - Exposure to Europe's peripheral countries (Details) - Sovereign Risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Risk exposure	€ 138,901
Off-balance-sheet government debt securities	13,364	€ 11,673	€ 10,502
Off-balance-sheet other than derivatives contingent liabilities and commitments	5,622	3,596	5,449
SPAIN
Disclosure of financial assets [line items]
Risk exposure	49,640	62,637	45,893
Off-balance-sheet government debt securities	11,529	10,079	9,456
Off-balance-sheet other than derivatives contingent liabilities and commitments	4,870	3,010	5,349
PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	8,753	8,817	7,072
Off-balance-sheet government debt securities	1,415	1,163	717
Off-balance-sheet other than derivatives contingent liabilities and commitments	366	146	91
ITALY
Disclosure of financial assets [line items]
Risk exposure	261	6,108	1,952
Off-balance-sheet government debt securities	418	431	329
Off-balance-sheet other than derivatives contingent liabilities and commitments	386	440	9
IRELAND
Disclosure of financial assets [line items]
Off-balance-sheet government debt securities	2
Debt instruments asset | Banco Popular Espanol, S.A.
Disclosure of financial assets [line items]
Risk exposure	19,601
Loans and advances - Customers
Disclosure of financial assets [line items]
Other comprehensive income	34	31	27
Loans and advances - Customers | SPAIN
Disclosure of financial assets [line items]
Risk exposure	13,615	16,470	14,127
Loans and advances - Customers | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	3,725	3,309	930
Loans and advances - Customers | ITALY
Disclosure of financial assets [line items]
Risk exposure	80	16	7
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments asset | SPAIN
Disclosure of financial assets [line items]
Risk exposure - long positions	3,601	6,940	8,943
Risk exposure effect of short positions	(2,458)	(2,012)	(4,086)
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments asset | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure - long positions	72	208	154
Risk exposure effect of short positions	(115)	(155)	(212)
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments asset | ITALY
Disclosure of financial assets [line items]
Risk exposure - long positions	477	1,962	2,211
Risk exposure effect of short positions	(681)	(483)	(758)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member]
Disclosure of financial assets [line items]
Risk exposure	898
Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Risk exposure	81,883
Financial assets at fair value through other comprehensive income, category | SPAIN
Disclosure of financial assets [line items]
Risk exposure	27,078
Financial assets at fair value through other comprehensive income, category | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	4,794
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | SPAIN
Disclosure of financial assets [line items]
Risk exposure	27,078
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	4,794
Financial assets available for sale, category | Debt instruments asset | SPAIN
Disclosure of financial assets [line items]
Risk exposure		37,748	23,415
Financial assets available for sale, category | Debt instruments asset | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure		5,220	5,982
Financial assets available for sale, category | Debt instruments asset | ITALY
Disclosure of financial assets [line items]
Risk exposure		4,613	492
Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Risk exposure	45,845
Financial assets at amortised cost, category | SPAIN
Disclosure of financial assets [line items]
Risk exposure	21,419
Financial assets at amortised cost, category | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	4,002
Financial assets at amortised cost, category | ITALY
Disclosure of financial assets [line items]
Risk exposure	465
Financial assets at amortised cost, category | Debt instruments asset | SPAIN
Disclosure of financial assets [line items]
Risk exposure	7,804
Financial assets at amortised cost, category | Debt instruments asset | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	277
Financial assets at amortised cost, category | Debt instruments asset | ITALY
Disclosure of financial assets [line items]
Risk exposure	385
Loans and receivables, category | Debt instruments asset | SPAIN
Disclosure of financial assets [line items]
Risk exposure		1,585	1,516
Loans and receivables, category | Debt instruments asset | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure		232	214
Held-to-maturity investments, category | Debt instruments asset | SPAIN
Disclosure of financial assets [line items]
Risk exposure		1,906	1,978
Held-to-maturity investments, category | Debt instruments asset | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure		3	4
Hedging derivatives, category | Other Than Credit Default Swaps | SPAIN
Disclosure of financial assets [line items]
Risk exposure effect of short positions		(21)	(176)
Risk exposure	407
Hedging derivatives, category | Other Than Credit Default Swaps | ITALY
Disclosure of financial assets [line items]
Risk exposure effect of short positions		(5)	(2)
Risk exposure	87
Hedging derivatives, category | Other Than Credit Default Swaps | IRELAND
Disclosure of financial assets [line items]
Risk exposure	€ 2
Hedging derivatives, category | Credit default swap | ITALY
Disclosure of financial assets [line items]
Risk exposure		€ 5	€ 2